15. Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of changes in property and equipment

All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset category	Useful life (in years)
Buildings	40 to 50
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	9 to 12
Others	3 to 5

Schedule of property and equipment

Impairment losses are recognized in profit or loss for the year consistent with the function of the respective impaired asset. Previously recognized impairment losses are reversed only if there is a change in the assumptions used to determine the asset’s recoverable amount at its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

	Balance at 12.31.2019	Additions	Remeasurement	Impairment	Depreciation	Write-offs	Merger	Transfers (*)	Exchange rate changes	Deconsolidation	Balance at 12.31.2020

Land	3,692	61	-	-	-	(87)	121	(308)	542	(481)	3,540
Buildings	4,869	80	-	(23)	(156)	(145)	-	(308)	705	(608)	4,414
Leasehold improvements	4,441	788	-	-	(429)	(119)	-	262	70	(2,601)	2,412
Machinery and equipment	2,281	308	-	-	(437)	(69)	-	172	151	(637)	1,769
Facilities	580	61	-	-	(67)	(11)	-	(18)	8	(270)	283
Furniture and fixtures	1,007	120	-	-	(193)	(16)	-	62	66	(340)	706
Construction in progress	275	746	-	-	-	(7)	-	(750)	17	(68)	213
Other	74	18	-	-	(28)	-	-	7	1	(38)	34
Total	17,219	2,182	-	(23)	(1,310)	(454)	121	(881)	1,560	(5,043)	13,371

Lease – right of use:
Buildings	7,023	2,001	1,403	-	(928)	(1,005)	-	(3)	402	(2,428)	6,465
Equipment	45	24	(7)	-	(15)	(1)	-	-	9	(6)	49
Land	3	-	-	-	-	-	-	-	-	-	3
	7,071	2,025	1,396	-	(943)	(1,006)	-	(3)	411	(2,434)	6,517
Total	24,290	4,207	1,396	(23)	(2,253)	(1,460)	121	(884)	1,971	(7,477)	19,888

(*) The main effects are R$722 for transfers to held for sale and R$198 for intangibles and (R$49) for investment properties

	Balance at 12.31.2018	Additions	Business Combination	Remeasurement	Depreciation	Write-offs	Transfers	Exchange rate changes	Deconsolidation Via Varejo	Balance at 12.31.2019

Land	1,366	75	2,277	-	-	(30)	(36)	40	-	3,692
Buildings	1,773	237	2,934	-	(67)	(29)	(29)	51	(1)	4,869
Leasehold improvements	3,843	634	334	-	(332)	(382)	407	-	(63)	4,441
Machinery and equipment	1,308	445	672	-	(264)	(36)	180	10	(34)	2,281
Facilities	501	86	64	-	(59)	(16)	30	(2)	(24)	580
Furniture and fixtures	595	163	300	-	(100)	(21)	80	6	(16)	1,007
Construction in progress	176	789	154	-	-	(6)	(903)	3	62	275
Other	59	32	6	-	(24)	(2)	7	-	(4)	74
Total	9,621	2,461	6,741	-	(846)	(522)	(264)	108	(80)	17,219

Lease – right of use:
Buildings	4,422	792	1,727	832	(525)	(152)	52	32	(157)	7,023
Equipment	9	15	25	-	(5)	-	-	1	-	45
Land	-	-	3	-	-	-	-	-	-	3
	4,431	807	1,755	832	(530)	(152)	52	33	(157)	7,071
Total	14,052	3,268	8,496	832	(1,376)	(674)	(212)	141	(237)	24,290

	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	3,540	-	3,540	3,692	-	3,692
Buildings	5,219	(805)	4,414	5,712	(843)	4,869
Leasehold improvements	4,778	(2,366)	2,412	7,065	(2,624)	4,441
Machinery and equipment	4,438	(2,669)	1,769	4,864	(2,583)	2,281
Facilities	725	(442)	283	1,065	(485)	580
Furniture and fixtures	1,966	(1,260)	706	2,196	(1,189)	1,007
Construction in progress	213	-	213	275	-	275
Other	181	(147)	34	256	(182)	74
	21,060	(7,689)	13,371	25,125	(7,906)	17,219

Lease – right of use:
Buildings	10,069	(3,604)	6,465	10,655	(3,632)	7,023
Equipment	105	(56)	49	128	(83)	45
Land	7	(4)	3	6	(3)	3
	10,181	(3,664)	6,517	10,789	(3,718)	7,071
Total	31,241	(11,353)	19,888	35,914	(11,624)	24,290

Schedule of reconciliation of additions to property and equipment
	2020	2019

Additions (i)	4,207	3,268
Lease	(2,025)	(806)
Capitalized borrowing costs	(15)	(26)
Property and equipment financing - Additions (ii)	(2,001)	(2,116)
Property and equipment financing - Payments (ii)	2,123	2,142
Total	2,289	2,462
(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.